Cash and bank balances - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Balances with banks	₨ 32,256	₨ 27,552
Bottom of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	8 days	8 days
Effective interest rate on Bank deposit	2.75%	3.25%
Top of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	3475 days	3563 days
Effective interest rate on Bank deposit	8.16%	8.10%